Financial Instruments - Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2023	Apr. 30, 2023	Oct. 31, 2022
Gross carrying amount [member]
Disclosure of fair value measurement of assets [line items]
Investment securities measured at amortized cost	$ 28,192	$ 28,277	$ 23,610